BUSINESS COMBINATIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	10 Months Ended	12 Months Ended	0 Months Ended					9 Months Ended	0 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended									12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Nonvested shares	Dec. 31, 2012 Nonvested shares	Dec. 31, 2011 Nonvested shares	Mar. 31, 2011 2011 Acquisitions item	Mar. 10, 2011 PDAger	Feb. 29, 2012 PDAger	Dec. 31, 2011 PDAger	Dec. 31, 2011 PDAger	Mar. 10, 2011 PDAger Partnership agreement	Mar. 10, 2011 PDAger Customer relationship	Mar. 10, 2011 PDAger Complete technology	Mar. 10, 2011 PDAger Operating licenses	Mar. 24, 2011 Etag	Dec. 31, 2011 Etag	Mar. 24, 2011 Etag Complete technology	Mar. 24, 2011 Etag Non-compete agreement	Dec. 12, 2013 Alohar	Dec. 31, 2013 Alohar	Dec. 31, 2013 Alohar	Dec. 31, 2012 Alohar	Dec. 12, 2013 Alohar Nonvested shares	Dec. 12, 2013 Alohar Nonvested shares Employees	Dec. 12, 2013 Alohar Cash-settled nonvested shares	Dec. 12, 2013 Alohar Cash-settled nonvested shares Minimum	Dec. 12, 2013 Alohar Cash-settled nonvested shares Maximum	Dec. 12, 2013 Alohar Cash-settled nonvested shares Employees	Dec. 12, 2013 Alohar Complete technology	Dec. 12, 2013 Alohar Complete applications	Dec. 12, 2013 Alohar Non-compete agreement	Dec. 31, 2011 PDAger and Etag
BUSINESS COMBINATIONS
Ownership interest (as a percent)								80.00%								100.00%
Cash consideration								$ 8,291	$ 338		$ 7,953					$ 3,162						$ 26,242
Amount held in escrow																						6,560
Ownership interest after acquisition (as a percent)								100.00%
Revenue										5,387							822				0
Net income (loss)										469							32				(115)
Ownership interest previously held (as a percent)								20.00%
Gain on re-measurement of fair value of the equity method investment	995										995
Purchase consideration																				29,214
Long term incentives granted in the form of share-based compensation arrangement (in shares)				8,858,892	6,780,000	3,233,787																		784,864	784,864	1,699,152			1,699,152
Vesting period																								2 years			2 years	5 years
Amount of remaining consideration that will be paid on a quarterly basis equally by the end of 2015																						2,972
Purchase price allocation
Cash								2,147								1				349
Accounts receivables								1,577
Prepaid expense and other current assets								289
Receivable and other current assets																21				8
Deferred tax assets								222								128
Prepaid income tax								277
Property and equipment, net/Fixed assets								139												8
Intangible assets:												3,219	2,043	1,419	21			707	38											2,500	1,700	1,100
Accrued expenses and other current liabilities								(702)
Deferred revenue								(2,137)
Payable and other liabilities																				(68)
Loan payable to AutoNavi																				(520)
Deferred tax liabilities								(1,005)								(182)				(2,160)
Other current liabilities																(230)
Re-measured fair value of previous 20% equity method investment								(1,679)
Goodwill		35,391	8,837					2,461								2,679				26,297
Total								8,291
Total																3,162				29,214
Amortization period												4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days	3 years 6 months			3 years 9 months 18 days	3 years											5 years	1 year 1 month 6 days	3 years
Business combination, additional disclosure
Number of businesses acquired							2
Unaudited pro forma information
Pro forma net revenue																						143,140	163,272										128,103
Pro forma net income/(loss)																						$ (25,707)	$ 32,584										$ 36,419